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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2010
                                                     ---------------------------

Check here if Amendment          [ ];           Amendment Number:
                                                                 ---------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Stadion Money Management, Inc.
                  --------------------------------------------------------------
Address:               1061 Cliff Dawson Rd
                  --------------------------------------------------------------
                       Watkinsville, GA 30677
                  --------------------------------------------------------------

                  --------------------------------------------------------------

Form 13F File Number:      28-11320
                              --------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Michael Isaac
                           --------------------------------------------
         Title:                 Chief Compliance Officer
                           --------------------------------------------
         Phone:                 (800) 222-7636
                           --------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Michael Isaac       Watkinsville, Georgia       November 12, 2010
         ----------------------  ----------------------  ----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                              ----------------------------------

Form 13F Information Table Entry Total:              24
                                              ----------------------------------

Form 13F Information Table Value Total:       $      1,964,670
                                              ----------------------------------
                                                          (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE



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   COLUMN 1                   COLUMN 2          COLUMN 3     COLUMN 4           COLUMN 5     COLUMN 6   COLUMN 7        COLUMN 8
                                                              VALUE      SHRS OR  SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS       CUSIP      (x$1,000)    PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------              --------------       -----      ---------    ------- ----  ---- ----------  -------- ------ ------  ----

iShares TR Index	    MSCI Australia	464286103   25,096 	  1,057,100 SH		SOLE		  1,057,100
iShares TR Index	    MSCI PAC J IDX	464286665   24,399 	    550,760 SH		SOLE		    550,760
iShares TR Index	    MSCI Singapore      464286673   12,650 	    956,851 SH		SOLE		    956,851
iShares TR Index	    MSCI Malaysia	464286830   12,287 	    894,254 SH		SOLE		    894,254
iShares TR Index	    MSCI Hong Kong	464286871   25,689 	  1,416,144 SH		SOLE		  1,416,144
iShares TR Index	    Barclays USAGG B    464287226    1,093 	     10,057 SH		SOLE		     10,057
iShares TR Index	    MSCI EMERG MKT	464287234   81,394 	  1,818,040 SH		SOLE		  1,818,040
iShares TR Index	    Barclays 20+ Year   464287432      109 	      1,030 SH		SOLE		      1,030
iShares TR Index	    Barclays 7-10 Year  464287440      108 	      1,090 SH		SOLE		      1,090
iShares TR Index	    Barclays 1-3 Year   464287457      249            2,950 SH		SOLE		      2,950
iShares TR Index	    MSCI EAFE IDX	464287465  311,199 	  5,666,410 SH		SOLE		  5,666,410
iShares TR Index	    Russell MCP GR      464287481   13,736 	    275,720 SH		SOLE		    275,720
iShares TR Index	    S&P MC 400 GRW      464287606   12,986 	    147,485 SH		SOLE		    147,485
iShares TR Index	    Russell 2000        464287655   75,381 	  1,116,759 SH		SOLE		  1,116,759
iShares TR Index	    DJ US BAS MATL      464287838   20,873 	    323,157 SH		SOLE		    323,157
iShares TR Index	    Barclays 3-7 Year   464288661      108 	        910 SH		SOLE		        910
iShares Silver Trust	    ISHARES             46428Q109   38,627 	  1,812,641 SH		SOLE		  1,812,641
PIMCO ETF TR	            ENHAN SHRT MAT      72201R833      216 	      2,140 SH		SOLE		      2,140
POWERSHARES QQQ TRUST	    UNIT SER 1 S&P      73935A104  494,258 	 10,072,511 SH		SOLE		 10,072,511
SPDR S&P 500 ETF TR	    TR UNIT             78462F103  501,477 	  4,393,911 SH		SOLE		  4,393,911
SPDR GOLD TRUST             GOLD SHS            78463V107   71,293 	    557,367 SH		SOLE		    557,367
SPDR SERIES TRUST	    S&P RETAIL ETF	78464A714   21,713 	    519,210 SH		SOLE		    519,210
SPDR S&P MIDCAP 400 ETF TR  UTSER1 S&PDCRP	78467Y107  206,933 	  1,421,344 SH		SOLE		  1,421,344
WisdomTree Trust	    INDIA ERNGS FD	97717W422   12,797 	    485,293 SH		SOLE		    485,293



REPORT SUMMARY          24 DATA RECORDS                 $  1,964,670           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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